Shareholders' Equity - Additional Information (Details)		6 Months Ended
		Jun. 30, 2024 CHF (SFr) shares SFr / shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 CHF (SFr)
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares		SFr 0.01
Share capital | SFr		SFr 427,000		SFr 366,000
Number of Options, Exercised	[1],[2]	95,590
Bottom of Range
Disclosure of classes of share capital [line items]
Capital band | SFr		SFr 464,437,000
Top of Range
Disclosure of classes of share capital [line items]
Number of shares issued		22,721,850
Issued capital of ordinary shares | SFr		SFr 227,218,500
Capital band | SFr		SFr 691,655,500
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares issued		1,000,000
Capital Band
Disclosure of classes of share capital [line items]
Number of shares issued		41,745,295
Number of shares outstanding		41,745,295
Share price | $ / shares			$ 11.95
Conditional Capital
Disclosure of classes of share capital [line items]
Share capital | SFr		SFr 209,405,430
Number of shares outstanding		20,940,543
New Bonds and Similar Debt Instruments
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares		SFr 0.01
Potential issuance of equity through conversion of debt instruments | SFr		SFr 67,500,000
New Bonds and Similar Debt Instruments | Top of Range
Disclosure of classes of share capital [line items]
Potential number of shares issued from conversion of debt instruments		6,750,000
Employee Benefit Plans
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares		SFr 0.01
Number of Options, Exercised		95,590
Potential issuance of equity through share based payment transactions | SFr		SFr 95,663,020.00
Employee Benefit Plans | Top of Range
Disclosure of classes of share capital [line items]
Potential number of shares issued from share based payment transactions		9,566,302
EBAC Public and Private Warrants
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares		SFr 0.01
Potential issuance of equity through exercise of warrants | SFr		SFr 42,541,380
EBAC Public and Private Warrants | Top of Range
Disclosure of classes of share capital [line items]
Potential number of shares issued in connection with exercise of warrants		4,254,138
Earnout Options
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares		SFr 0.01
Potential issuance of equity in connection with exercise of option rights or other equity linked instruments | SFr		SFr 3,701,030.00
Earnout Options | Top of Range
Disclosure of classes of share capital [line items]
Potential number of shares issued in connection with exercise of option rights or other equity linked instruments		370,103

[1]	Retroactive application of the recapitalization effect due to the BCA, the exchange ratio of 1.1432 was applied to the number of awards and the weighted average exercise price was divided by the same exchange ratio.
[2]	) Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2024 and 2023. No SARs had been exercised or forfeited during the six months ended June 30, 2024 and 2023.